Offsets	Aug. 11, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Tango Therapeutics, Inc.
Form or Filing Type	S-3
File Number	333-291684
Initial Filing Date	Nov. 21, 2025
Fee Offset Claimed	$ 4,917.80
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.001 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 35,610,433.97
Termination / Withdrawal Statement	On November 21, 2025, the registrant filed the Registration Statement, which includes a sales agreement prospectus supplement covering the offering, issuance and sale by the registrant of up to an aggregate of $100,000,000 of its common stock pursuant to its "at-the-market" offering program (the "Prior Prospectus Supplement"). The registrant incurred a filing fee in the amount of $13,810.00 in connection with the Prior Prospectus Supplement, which fee was calculated pursuant to Rule 457(o) under the Securities Act and offset by the fees paid in connection with the registrant's registration statement on Form S-3 filed on May 12, 2025 (File No. 333-287202) (the "Prior Registration Statement"). As of the date of filing of this prospectus supplement, $35,610,433.97 of shares of the registrant's common stock (the "Unsold Securities") remained unsold under the Prior Prospectus Supplement. Pursuant to Rule 457(p) under the Securities Act, filing fees in the amount of $4,917.80 relating to the Unsold Securities are being carried forward, and the offering pursuant to the Prior Prospectus Supplement is deemed terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Tango Therapeutics, Inc.
Form or Filing Type	S-3
File Number	333-287202
Filing Date	May 12, 2025
Fee Paid with Fee Offset Source	$ 28,146.10